Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Commitments And Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 801,000	¥ 315,000
Carrying amounts of derivatives that are deemed to guarantees	765,000	285,000
Allowance for credit losses on off-balance-sheet instruments	9,585	6,581	¥ (14,819)
Other Liabilities
Commitments And Contingencies Disclosure [Line Items]
Allowance for credit losses on off-balance-sheet instruments	¥ 88,000	¥ 78,000